Net Deferred Tax Position - Summary of Net Deferred Tax Position (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	€ 1,605	€ 2,292	€ 2,895
Reserves likely to be distributed in the foreseeable future	51,000
Deferred tax assets	4,290	4,669	4,714
Remeasurement of other acquired intangible assets [Member] | Aventis [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	176
Remeasurement of other acquired intangible assets [Member] | Genzyme [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	929
Deferred Tax Relating To Restructuring Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	€ 212	€ 334	€ 394